Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of property, plant and equipment shutdowns duration	The Company makes shutdowns at regular intervals that vary from two to six years to perform these activities.
Depreciation rate, property, plant and equipment	8.07%	8.51%
Acquisition of property, plant and equipment with payment installments	R$ 280	R$ 525
Projects And Stoppage In Progress [Member]
IfrsStatementLineItems [Line Items]
Capitalized borrowing costs	R$ 298	R$ 203